COMMITMENTS AND CONTINGENT LIABILITIES - (Narrative) (Details) ₪ in Millions, $ in Millions	Jul. 15, 2025 ILS (₪)	Jul. 15, 2025 USD ($)	Jan. 31, 2023 ILS (₪)	Jan. 31, 2023 USD ($)
Israel Tax Authority [Member] | 2016-2020 tax years [Member]
Loss Contingencies [Line Items]
Aggregate amount of taxes Payable	₪ 223.2	$ 66	₪ 536.0	$ 158